Investment Objectives and Goals	Oct. 29, 2026
Brandywine Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINE LARGE CAP ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Brandywine Large Cap ETF (the “Fund”) seeks long-term capital appreciation.
Brandywine Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINE LARGE CAP GROWTH ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Brandywine Large Cap Growth ETF (the “Fund”) seeks long-term capital appreciation.
Brandywine Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINE LARGE CAP VALUE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Brandywine Large Cap Value ETF (the “Fund”) seeks long-term capital appreciation.
Brandywine Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINE SMALL CAP ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Brandywine Small Cap ETF (the “Fund”) seeks long-term capital appreciation.
Brandywine Small Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINE SMALL CAP GROWTH ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Brandywine Small Cap Growth ETF (the “Fund”) seeks long-term capital appreciation.
Brandywine Small Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINE SMALL CAP VALUE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Brandywine Small Cap Value ETF (the “Fund”) seeks long-term capital appreciation.
Brandywine International ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINE INTERNATIONAL ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Brandywine International ETF (the “Fund”) seeks long-term capital appreciation.
Brandywine Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINE CORE BOND ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Brandywine Core Bond ETF (the “Fund”) seeks total return. Total return consists of income and long-term capital appreciation.
Brandywine Diversified Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINE DIVERSIFIED INCOME ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Brandywine Diversified Income ETF (the “Fund”) seeks total return. Total return consists of income and long-term capital appreciation.